Refund of WoW Game Points (Details)	12 Months Ended
	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2009 CNY (¥)	Dec. 31, 2009 USD ($)
Acquired Finite-Lived Intangible Assets
Liability related to refund of WOW game points			¥ 169,998,682	$ 26,329,443	¥ 169,998,682
Other operating income	¥ 26,000,000.0	$ 4,000,000.0
Legal liability	2 years	2 years
Liability related to refund of WOW game points, release period	20 years	20 years
World of Warcraft ("WoW")
Acquired Finite-Lived Intangible Assets
Liability related to refund of WOW game points			¥ 170,000,000.0	$ 26,300,000	¥ 170,000,000.0	$ 26,300,000	¥ 200,400,000	$ 30,700,000